Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Basis of presentation
(a)	Basis of presentation
  The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’).

Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of VIEs for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies.

A VIE is an entity in which the Company, or its subsidiaries, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and subsidiaries of VIEs have been eliminated upon consolidation. The results of subsidiaries, the VIEs and subsidiaries of VIEs acquired or disposed of during the year are recorded in the consolidated statements of comprehensive income from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Business combinations and non-controlling interests
(c)	Business combinations and noncontrolling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (‘‘ASC’’) 805 ‘‘Business Combinations’’. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the acquiree, the difference is recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income.

In a business combination considered as a step acquisition, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income.

For the Company’s majority-owned subsidiaries, VIEs and subsidiaries of VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Noncontrolling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive income to distinguish the interests from that of the Company.

Use of estimates
(d)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant accounting estimates are used for, but not limited to the valuation and recognition of share-based compensation, realization of deferred tax assets, fair value of assets and liabilities acquired in business combinations, assessment for impairment of long-lived assets, investment in equity investees, intangible assets and goodwill, allowance for doubtful accounts for accounts receivable, allowance for credit losses for finance receivables, and useful lives of intangible assets. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

Segment reporting
(e)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the Chief Executive Officer of the Group. The Group managed its business in three segments, namely advertising and subscription business, transaction services business and digital marketing solutions business.

Foreign currency translation
(f)	Foreign currency translation

The Company, its subsidiaries, VIEs and subsidiaries of VIEs individually determine their functional currency based on the criteria of ASC 830 “Foreign Currency Matters”. The functional currencies of the Company and its subsidiaries outside China are the U.S. dollar (“US$”) and the Hong Kong dollar (“HKD”), and the functional currency of PRC subsidiaries, VIEs and subsidiaries of VIEs is the RMB. Since the Group’s operations are primarily denominated in the RMB, the Group has chosen the RMB as the reporting currency for the consolidated financial statements.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive income.

The financial statements of the entities with non-RMB functional currencies are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities, average exchange rate for the year for income and expense items, and historical exchange rate for equity items. Translation gains or losses arising from the translation are recognized in accumulated other comprehensive income as a component of shareholders’ equity.

Cash and cash equivalents
(g)	Cash and cash equivalents
  Cash and cash equivalents comprise cash at banks and on hand, time deposits and highly liquid investments with an original maturity of three months or less.

Time deposits
(h)	Time deposits
  Time deposits comprise highly liquid investments with original maturities of greater than three months, but less than one year.

Restricted cash
(i)	Restricted cash

Cash that is restricted as to withdrawal for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is not included in the total cash and cash equivalents in the consolidated statements of cash flows. The Group held restricted cash of RMB5.63 billion and RMB1.48 billion as of December 31, 2016 and 2017, respectively, which were primarily pledged for bank borrowings. Changes in the restricted cash balances are classified as cash flows from investing activities in the consolidated statements of cash flows as the Group considers restricted cash arising from these activities similar to an investment.

Accounts receivable, net
(j)	Accounts receivable, net

Accounts receivable are amounts due from customers for services performed or merchandise sold in the ordinary course of business. If collection of accounts receivable is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Accounts receivable are recorded net of allowance for doubtful accounts. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, such as the accounts aging, financial conditions of the customer and industry trend.

Bills receivables
(k)	Bills receivable

Bills receivable represent short-term notes receivables issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity, which generally range from three to six months from the date of issuance.

Investment in equity investees
(l)	Investment in equity investees

Investment in equity investees represents the Group’s investments in privately-held companies. The Group applies the equity method to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 ‘‘Investment - Equity Method and Joint Ventures’’, over which it has significant influence but does not own a majority equity interest or otherwise control.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

For other equity investments that are not considered as debt securities or equity securities that have readily determinable fair values and over which the Group neither has significant influence nor control through investment in common stock or in-substance common stock, the cost method is used.

Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of comprehensive income and its share of post-acquisition movements in accumulated other comprehensive income is recognized in shareholders’ equity. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee.

Under the cost method, the Group carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

From time to time, the rights on certain investments in which the Group has significant influence were modified with new rounds of financing. These modifications may be additions or removals of certain rights. As a result of such modification, these equity investments, which were accounted for using equity method, were reclassified as investments accounted for using cost method, or vice versa. The carrying amount of the investments was remeasured upon the reclassification and a deemed disposal gain or loss was recognized in the investment income/(loss) in the consolidated statements of comprehensive income.

The Group continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the carrying value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value, which is reflected in share of results of equity investees and investment income/(loss) in the consolidated statements of comprehensive income.

Property, plant, and equipment, net
(m)	Property, plant, and equipment, net

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment if any. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computers and servers	3 – 5 years
Automobiles for Group uses	5 years
Automobiles for operating leases	5 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statements of comprehensive income.

Goodwill
(n)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

Intangible assets, net
(o)	Intangible assets, net

Intangible assets are stated at cost less accumulated amortization and impairment if any. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Purchased software	5 - 10 years
Digital Sales Assistant system	10 years
Domain names	10 years
Brand name	10.1 - 15.25 years
Customer relationship	2 - 15.25 years
Business cooperation (Note 5)	5 years
Others	5 - 10 years
Trademark and lifetime membership	10 years / Indefinite

Impairment of long-lived assets
(p)	Impairment of long-lived assets

The Group reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Borrowings
(q)	Borrowings

Borrowings are recognized initially at fair value, net of upfront fees, debt issuance costs, and debt discounts or premiums. Upfront fees, debt issuance costs, and debt discounts or premiums are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated statements of comprehensive income over the estimated term of the facilities and borrowings using the effective interest method.

Asset-backed securitization debt
(r)	Asset-backed securitization debt

The Group securitizes finance receivables arising from its consumers through the transfer of those assets to asset-backed securitization vehicles. The securitization vehicles usually issue senior tranche debt securities to third party investors, collateralized by the transferred assets, and subordinate tranche debt securities to the Group. In limited circumstances, the Group may also subscribe a portion of the senior tranche debt securities. The asset-backed debt securities issued by the securitization vehicles to third party investors are recourse to the Group. The securitization vehicles are considered consolidated variable interest entities of the Group, and the asset-backed debt securities subscribed by third party investors are reported as current and non-current liabilities in the consolidated balance sheets based on their respective expected repayment dates.

Accounts payable
(s)	Accounts payable

Accounts payable are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Convertible debt
(t)	Convertible debt

The Group determines the appropriate accounting treatment of its convertible debt in accordance with the terms in relation to the conversion feature, call and put option, and beneficial conversion feature. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 “Derivatives and Hedging” and ASC 470 “Debt”.

The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date. Convertible debt is classified as a current liability if their due date is or will be within one year from the balance sheet date.

Fair value
(u)	Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group measures certain financial assets, including the investments under the cost method and equity method on other-than-temporary basis, intangible assets, goodwill and property, plant and equipment are marked to fair value when an impairment charge is recognized.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Treasury shares
(w)	Treasury shares

The Company’s equity instruments that are repurchased are recognized at cost and deducted from equity as treasury shares. No gain or loss is recognized in the consolidated statements of comprehensive income on the purchase, sale, issue or cancellation of the Company’s equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in additional paid-in capital. Voting rights related to treasury shares are nullified for the Company and no dividends are allocated to them. For the years ended December 31, 2015, 2016 and 2017, the Company did not repurchase any shares.

Statutory reserves
(x)	Statutory reserves

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their net income based on PRC accounting standards to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the net income based on PRC accounting standards until such appropriations for the fund reach 50% of the registered capital of the entity. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the discretion of the respective entity.

In addition, in accordance with the PRC Company Laws, the Company’s VIEs and subsidiaries of VIEs, registered as Chinese domestic companies, must make appropriations from their net income based on PRC accounting standards to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the net income based on PRC accounting standards until such appropriations for the fund reach 50% of the registered capital of the entity. Appropriation to the discretionary surplus fund is made at the discretion of the respective entity.

None of these reserves are allowed to be transferred to the Company in terms of dividends, loans or advances, nor can they be distributed except under liquidation.

Revenue recognition
(y)	Revenue recognition

Revenue principally represents advertising and subscription services revenue, transaction services revenue and agent services revenue. Consistent with the criteria of ASC 605 ‘‘Revenue Recognition’’, the Group recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured. Revenue is measured at the fair value of the consideration received or receivable. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Value-added tax (“VAT”) is included in revenue.

Revenue arrangements with multiple deliverables are divided into separate units of accounting. The arrangement consideration is allocated at the inception of the arrangement to each element based on their relative fair values for revenue recognition purposes. The consideration is allocated to each element using vendor-specific objective evidence or third-party evidence of the standalone selling price for each deliverable, or if neither type of evidence is available, using management’s best estimate of selling price.

Advertising and subscription services

Advertising services

Revenue from advertising services is recognized when the advertisements are published over the stated display period, and when the collectability is reasonably assured. The Group also organizes promotional events to help customers to promote their products. The Group recognizes revenue from organizing promotional events when the services have been rendered, and the collectability is reasonably assured. Revenues from advertising services are reported at a gross amount.

Subscription services

The Group provides web-based and mobile-based integrated digital marketing solutions, via SaaS platform, to dealer customers in China. Such SaaS platform enables dealer subscribers to create their own online showrooms, list pricing and promotional information, provide dealer contact information, place advertisements and manage customer relationships, which help them effectively market their automobiles to consumers. The revenue is recognized on a straight-line basis over the subscription or listing period. Revenues from dealer subscription and listing services are reported at a gross amount.

The Group invoices its customers based on the payment terms stipulated in the executed subscription agreements, which generally ranges from several months to one year. The Group records amounts received prior to revenue recognition in advances from customers, which is included in the other payables and accruals line item in the Group’s consolidated balance sheets.

Transaction services

Automobile financing lease and operating lease services

The Group provides automobile financing lease services to individual customers and automobile dealers through two models: direct financing lease and sales-and-leaseback. In a direct financing lease arrangement, revenue is recognized over the lease period on a systematic and rational basis so as to produce a constant periodic rate of return on the net investment in the financing leases. In a sales-and-leaseback arrangement, the transaction is in substance a collateral financing and revenue is recognized over the lease period using the effective interest rate method. The Group also provides automobile operating lease services to individual and corporate customers. Revenue from these services is recognized on a straight-line basis over the lease period.

Other transaction services

The Group recognizes revenue from direct automobile sales to automobile dealers and institutional customers. The revenue is recorded on a gross basis as the Group acts as the principal, is primarily responsible for the sales arrangements and is subject to inventory risk. Revenue from direct automobile sales is recognized when a sales contract has been executed and the automobiles have been delivered.

The Group recognizes revenue from facilitation and other services when assisting the customers to complete a used automobile purchase transaction or an automobile financing transaction. The Group recognizes sales revenue of vehicle telematics devices upon transfer of the title and associated risks and rewards of the devices to its business partners. The Group also recognizes commission-based fees for the provision of automobile e-commerce services.

Agent services

The Group receives commissions for assisting customers in placing advertisements on media vendor websites (“advertising agent services”). The net commission revenue from advertising agent services is recognized when the advertisements are published over the stated display period, and when the collectability is reasonably assured. The Group also receives performance-based rebates from the media vendors, equal to a percentage of the purchase price for qualifying advertising space purchased and utilized by the customers the Group represents. Revenue is recognized when the amounts of these performance-based rebates are probable and reasonably estimable. The Group also provides project-based services such as public relations and marketing campaign. Revenue is recognized when the services have been rendered, and the collectability is reasonably assured.

Cost of revenue
(z)	Cost of revenue

Cost of revenue mainly includes fees paid to the Group’s business partners to distribute the dealer customers’ automobile pricing and promotional information, direct service cost, funding costs, cost of automobiles sold and vehicle telematics devices sold, and turnover taxes and related surcharges.

Selling and administrative expenses
(aa)	Selling and administrative expenses

Selling and administrative expenses consist primarily of salaries and benefits for the sales and marketing personnel and administrative personnel, sales and marketing expenses, share-based compensation expense, depreciation and amortization of assets and other expenses for daily operations.

Advertising expenditures are expensed as incurred and are included in selling and administrative expenses. Total advertising expenditures were RMB495.2 million, RMB363.8 million and RMB631.7 million for the years ended December 31, 2015, 2016 and 2017.

Product development expenses
(bb)	Product development expenses

Product development expenses consist primarily of staff costs related to personnel involved in the development and enhancement of the Group’s service offerings on its websites, mobile application and related software. The Group recognizes these costs as expenses when incurred, unless they result in significant additional functionality, in which case they are capitalized.

Share-based compensation
(cc)	Share-based compensation

The Group’s share-based awards mainly comprise share options and RSUs. In accordance with ASC 718 “Compensation – Stock Compensation”, share-based awards granted to employees are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the graded vesting method, net of estimated forfeitures, over the requisite service period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

If a share-based award is modified after the grant date, additional compensation expenses are recognized in an amount equal to the excess of the fair value of the modified equity instrument over the fair value of the original equity instrument immediately before modification. The additional compensation expenses are recognized immediately on the date of the modification or over the remaining requisite service period, depending on the vesting status of the award.

The Group determined the fair value of share options with the assistance of independent third-party valuation firms. The binomial option pricing model was applied in determining the fair value of share options. The fair value of RSUs granted subsequent to the initial public offering will be the price of publicly traded shares on the date of grant.

The Group also determined the fair value of share options granted by Yixin with the assistance of independent third-party valuation firms. In determining the fair value of ordinary shares granted by Yixin as share-based awards in 2017 before Yixin's IPO, the discounted cash flow method with a discount for lack of marketability was applied, given that the shares underlying the awards were not publicly traded at the time of grant. Based on fair value of the underlying ordinary shares, the binomial option pricing model was applied in determining the fair value of share options on the date of grant.

Employee Benefits - PRC contribution scheme
(dd)	Employee Benefits - PRC contribution scheme

Full-time employees of the Group in the PRC participate in a government mandated contribution scheme pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal or constructive obligations for further contributions if the fund does not hold sufficient assets to pay all employees the benefit relating to their current and past services. The total expenses for the scheme were RMB178.2 million, RMB282.2 million and RMB364.5 million for the years ended December 31, 2015, 2016 and 2017, respectively.

Income taxes
(ee)	Income taxes

The Group accounts for income taxes using the asset and liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

The Group adopts ASC 740-10-25 ‘‘Income Taxes’’ which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit for the years ended December 31, 2015, 2016 and 2017.

Leases
(ff)	Leases

Each lease is classified at the inception date as either a capital lease or an operating lease.

For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. Payments made under operating lease are charged to the consolidated statements of comprehensive income on a straight-line basis over the terms of underlying lease.

For direct financing leases where the Group is the lessor and for the sales and leaseback transactions where the Group is the buyer-lessor, the transaction is accounted for as a capital lease if the transaction satisfies one of the four capital lease conditions as discussed above. The leased automobiles the Group purchased would be derecognized upon the inception of the lease and the net investment of the lease will be recorded as finance receivables. The net investment in a lease consists of the minimum lease payments, net of executory costs plus the unguaranteed residual value, less the unearned interest income plus the unamortized initial direct costs related to the lease. The accrued interests are also included in the finance receivables balance. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and lease income based on the effective interest method so as to produce a constant rate of return on the net investment in the lease. The lease income is recorded as the Group’s revenue in the consolidated statements of comprehensive income. Initial direct costs of the capital leases are amortized over the lease term by adjusting against the related lease income. The net investment in the leases, net of allowance for credit losses, is presented as finance receivables and classified as current or non-current assets in the balance sheets based on the duration of the remaining lease terms. The Group’s finance receivables are typically secured with automobiles in the lease arrangements. The allowance for credit losses is based on a systematic, ongoing review and valuation performed as part of the credit-risk evaluation process.

The Group reviews credit quality of its finance receivables based on customer payment activities, including past due information. The entire balance of a finance receivable is considered contractually past due if the minimum required repayment is not received by the contractual repayment day. If any delinquency arises, the Group will consider initiating collection process, which includes (a) making phone calls and sending collection notice to the customers; (b) outsourcing to collection specialists to conduct collection of the automobiles; (c) re-possessing the automobiles directly followed by bidding of the automobiles. As of December 31, 2016 and 2017, the carrying amount of the repossessed automobiles is minimal. The Group has not established a practice of modifying the contractual payment terms, or entering into any troubled debt restructurings of the finance receivables with its customers.

Accrued lease income on finance receivables is calculated based on the effective interest rate of the net investment. Finance receivables are placed on non-accrual status upon reaching past due status for more than 90 days. When a finance receivable is placed on non-accrual status, the Group stops accruing interest and reverses all accrued but unpaid interest when such finance receivable is past due for 180 days. For the years ended December 31, 2016 and 2017, such reversals were immaterial. The finance receivable in non-accrual status was RMB57.2 million and RMB245.7 million as of December 31, 2016 and 2017, respectively. Lease income is subsequently recognized only upon the receipt of cash payments. The Group determines it is probable that, certain finance receivables that are past due for 180 days after the above mentioned collection process has been administered, will become uncollectable, and writes off such finance receivables.

If a lease transaction does not meet the criteria for classification as a capital lease as specified above, it is classified by the lessor as an operating lease. The payments received by the lessor are recorded as lease income in the period in which the payment is received or becomes receivable. The Group records the leased property as property, plant and equipment, net on the consolidated balance sheets and depreciated in the same manner as the other equipment.

Government grants
(gg)	Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

Earnings per share
(hh)	Earnings per share

Basic earnings per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per ordinary share is computed by dividing the net income/(loss) attributable to ordinary shareholders for the year by the weighted average number of ordinary and potential ordinary shares outstanding during the year, if the effect of potential ordinary shares is dilutive. Potential ordinary shares for the Company include incremental shares of ordinary shares issuable upon the exercise of share options and RSUs, and conversion of convertible debt.

Additionally, for purposes of calculating basic and diluted earnings per share, Yixin’s net income/(loss) attributable to Bitauto Holdings Limited is adjusted as follows:

For the purpose of calculating basic earnings per share, Yixin’s net income/(loss) attributable to Bitauto Holdings Limited was determined using the two-class method by allocating Yixin’s net income/(loss) to each class of participating shares issued by Yixin, including the outstanding ordinary shares and redeemable convertible preference shares.

For the purpose of calculating diluted earnings per share, the potentially issuable shares of Yixin, namely (i) the redeemable convertible preference shares, prior to the IPO of Yixin, and (ii) the share options granted by Yixin, are assessed for dilutive impact. The diluted earnings per share will be adjusted if the impact is deemed dilutive.